SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
SEGMENT REPORTING
Schedule of Segment Reporting Information
	Three Months Ended June 30, 2025
	Dynamic Aerospace Systems	Dynamic Deliveries	Corporate and Other	Total
Revenue
Revenue	$-	$-	$-	$-

Operating Expenses
Professional fees	48,615	5,000	179,790	233,405
Depreciation and Amortization	66,231	28,263	-	94,494
Other general and administrative costs	121,502	-	28,745	150,247
Total Operating Expenses	236,348	33,263	208,535	478,146

Loss from operations	$(236,348)	$(33,263)	$(208,535)	$(478,146)
	Six Months Ended June 30, 2025
	Dynamic Aerospace Systems	Dynamic Deliveries	Corporate and Other	Total
Revenue
Revenue	$-	$-	$-	$-

Operating Expenses
Professional fees	48,615	5,000	452,758	506,373
Depreciation and Amortization	66,231	28,263	-	94,494
Other general and administrative costs	121,502	-	84,094	205,596
Total Operating Expenses	236,348	33,263	536,852	806,463

Loss from operations	$(236,348)	$(33,263)	$(536,852)	$(806,463)

Identifiable Assets
Identifiable assets as of June 30, 2025	$3,378,584	$11,603,491	$1,007,685	$15,989,760
Identifiable assets as of December 31, 2024	$-	$-	$237	$237